19. Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
19	Related party transactions Other than compensation to directors and stock options available to the directors, there were no transactions with other related parties in the years 2012, 2011 and 2010.

ZHEJIANG
Related party transactions

18	Related party Amounts due from/(to) owners

The owners, from time to time, obtain business related advances and pay expenses on behalf of the Company. The amounts due to owners are unsecured, interest free and do not have clearly defined terms of repayment. There were no other transactions with related parties in the years 2012 and 2011 other than those disclosed in elsewhere in the financial statements.